14. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of income tax provision (benefit)
Schedule of Effective Income Tax Rate Reconciliation
December 31, 2013 and 2012
Statutory federal income tax rate	(35.0%)
Statutory state and local income tax rate (8.25%), net of federal benefit	(5.4%)
Change in valuation allowance	40.4%
Effective tax rate	0.00%

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2013	2012
Deferred tax assets (liabilities):
Stock based compensation issued and to be issued for services rendered	$817,000	$1,157,000
Net operating loss carry forward	449,000	1,108,000
Less: valuation allowance	(1,266,000)	(2,265,000)
Net deferred tax asset	$–	$–